UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from April 1, 2021 to April 30, 2021

Commission File Number of issuing entity: 333-207756-04

Central Index Key Number of issuing entity: 0001710330

WORLD OMNI AUTO RECEIVABLES TRUST 2017-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207756

Central Index Key Number of depositor: 0001083199

WORLD OMNI AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Andre L. Hall, Assistant Secretary, (954) 949-4958

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2184798

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2a	☐	☐	☒	☐
Asset Backed Notes, Class A-2b	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒    No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of World Omni Auto Receivables Trust 2017-B for the distribution period commencing on April 1, 2021 and expiring on April 30, 2021 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Sale and Servicing Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Trust on August 2, 2017 for a description of the transaction and defined terms used in this report and the attached Certificate.

Item 1A. Asset-Level Information.

The Asset Data File for the asset pool of the Issuing Entity for the April Collection Period filed as Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on May 27, 2021 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The Asset Related Document (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the April Collection Period filed as Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 8, 2021

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Not applicable.

Item 10. Exhibits.

Exhibit 99.1.     Monthly Servicer’s Certificate for the distribution period commencing on April 1, 2021 and expiring on April 30, 2021.

Exhibit 102       Asset Data File for the reporting period April 1, 2021 to April 30, 2021 (See Exhibit 102 to Form ABS-EE filed by World Omni Auto Receivables Trust 2017-B on May 27, 2021 which is incorporated by reference herein).

Exhibit 103       Asset Related Document for the reporting period April 1, 2021 to April 30, 2021 (See Exhibit 103 to Form ABS-EE filed by World Omni Auto Receivables Trust 2017-B on May 27, 2021 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Auto Receivables Trust 2017-B
(Issuing entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: May 27, 2021		/s/ Ronald J. Virtue
Ronald J. Virtue
Assistant Treasurer